Shareholders' Deficit - Additional Information (Detail) - USD ($)			3 Months Ended
	Jan. 12, 2021	Nov. 13, 2020	Jan. 12, 2021	Oct. 10, 2020
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock, no par value	$ 0.0001		$ 0.0001
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Number of days from which warrants and Ordinary shares will not become Transferable or Salable			30 days
Weighted Average Price Of Common Stock As Reported Duirng Trading Days To Meet Fair Market Value Criteria			10 days
Thresold Price For Warrants will not exerciseble During Redempton Period Price per Warrant	$ 0.361		$ 0.361
Share Price Equals Or Exceeds 10 Usd [Member]
Share Price	10.00		10.00
Class of warrants or rights redemption per share	$ 0.10		$ 0.10
Warrant minimum days' for prior written notice of redemption			30 days
Number of consecutive trading days to determine call of warrant redemption			20 days
Number of trading days to determine call of warrant redemption			30 days
Event Triggering Warrant Redemption [Member]
Volume weighted average price per share			$ 9.20
Public Warrants [Member]
Number of days from which warrants become exercisale after the completion of Business Combination			30 days
Number of Months from which warrants become exercisale after the completion of Business Combination			12 months
Number of Business Days After The Closing of Business Combination Made Efforts For SEC Registration Statement			20 days
Period within which registration statement shall be effective after closure of business combination			60 days
Public Warrants [Member] | Event Triggering Warrant Redemption [Member]
Warrant expiration	5 years		5 years
Proceeds from equity proceeds from business combination as a percentage of total equity proceeds			60.00%
Share Price	$ 9.20		$ 9.20
Number of trading days			20 days
Class of warrant or rights exercise price	$ 11.50		$ 11.50
Public Warrants [Member] | Event Triggering Warrant Redemption [Member] | Trigger Price One [Member]
Redemption trigger price as a percentage of the newly issued price	115.00%		115.00%
Class of warrants or right redemption trigger price	$ 18.00		$ 18.00
Public Warrants [Member] | Event Triggering Warrant Redemption [Member] | Trigger Price Two [Member]
Redemption trigger price as a percentage of the newly issued price	180.00%		180.00%
Class of warrants or right redemption trigger price	$ 10.00		$ 10.00
Private Placement Warrants [Member]
Class of warrant or rights exercise price	10.00		10.00
Private Placement Warrants [Member] | Share Price Equals Or Exceeds 18 Usd [Member]
Share Price	18.00		18.00
Class of warrants or rights redemption per share	$ 0.01		$ 0.01
Warrant minimum days' for prior written notice of redemption			30 days
Number of consecutive trading days to determine call of warrant redemption			20 days
Number of trading days to determine call of warrant redemption			30 days
Threshold Period Common Stock Available During The Redemption Period			30 days
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer [Member]
Common stock, conversion ratio, percent			20.00%
Common Class A [Member]
Common stock, shares authorized	200,000,000		200,000,000
Common stock, no par value	$ 0.0001		$ 0.0001
Common stock, voting rights			one
Temporary equity, shares subject to possible redemption	60,375,000		60,375,000
Temporary equity, shares issued	60,375,000		60,375,000
Common Class A [Member] | Public Warrants [Member]
Class of warrant or rights exercise price	$ 11.50		$ 11.50
Common Class A [Member] | Private Placement Warrants [Member]
Class of warrant or rights exercise price	$ 11.50		$ 11.50
Common Class B [Member]
Common stock, shares authorized	20,000,000		20,000,000
Common stock, no par value	$ 0.0001		$ 0.0001
Common stock, voting rights			one vote
Common stock, shares, issued	15,093,750		15,093,750	11,500,000
Ordinary shares were subject to forfeiture	1,968,750
Common Class B [Member] | Sponsor [Member]
Common stock subject to repurchase, shares		15,093,750
Common Class B [Member] | Over-Allotment Option [Member]
Common stock subject to repurchase			$ 0
Ordinary shares were subject to forfeiture			1,968,750
Percentage of increase in ordinary shares issued			20.00%
Percentage of increase in ordinary shares outstanding			20.00%